Summary of Significant Accounting Policies (Details) - Schedule of Liabilities Measured at Fair Value - USD ($)	Sep. 30, 2023	Dec. 31, 2022	May 31, 2022
Liabilities:
Promissory Notes (including accrued interest), at fair value			$ 888,889
Total	$ 2,174,194	$ 1,494,200
Derivative Liabilities [Member]
Liabilities:
Promissory Notes (including accrued interest), at fair value
Derivative Liabilities		1,494,200
Derivative Liabilities [Member]
Liabilities:
Derivative Liabilities	2,174,194	1,494,200
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 1 [Member] | Derivative Liabilities [Member]
Liabilities:
Promissory Notes (including accrued interest), at fair value
Derivative Liabilities
Fair Value, Inputs, Level 1 [Member] | Derivative Liabilities [Member]
Liabilities:
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member] | Derivative Liabilities [Member]
Liabilities:
Promissory Notes (including accrued interest), at fair value
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member] | Derivative Liabilities [Member]
Liabilities:
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total	2,174,194	1,494,200
Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities [Member]
Liabilities:
Promissory Notes (including accrued interest), at fair value
Derivative Liabilities		1,494,200
Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities [Member]
Liabilities:
Derivative Liabilities	$ 2,174,194	$ 1,494,200